Property, Plant and Equipment	12 Months Ended
Dec. 30, 2016
Property, Plant and Equipment
Property, Plant and Equipment

(5) Property, Plant and Equipment

Property, plant and equipment consists of the following as of:

	December 30,	December 25,
($ in thousands)	2016	2015
Land	$5,021	$5,021
Buildings and land improvements	107,140	65,794
Furniture and fixtures	26,009	25,237
Computers and office equipment	157,542	153,979
Field equipment	130,681	138,721
Leasehold improvements	75,492	65,734
	501,885	454,486
Less: accumulated depreciation	(255,289)	(255,021)
Net property, plant and equipment	$246,596	$199,465

Depreciation expense from continuing operations, which is reflected within selling, general and administrative expense, totaled $42.8 million, $45.1 million, and $43.1 million for the years ended December 30, 2016, December 25, 2015, and December 31, 2014, respectively.

During the year ended December 30, 2016, we constructed employee housing units for oilfield workers in Alaska to support our oil and gas operations resulting in the addition of approximately $42.9 million to buildings and land improvements.